SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details
Common stock issuable upon conversion of convertible debentures	$ 6,147,059	$ 1,081,000
Options to purchase common stock	14,377,570	14,824,158
Warrants to purchase common stock	35,187,847	15,488,056
Totals	$ 55,712,476	$ 31,393,214